Fair Value	12 Months Ended
Dec. 31, 2013
Fair Value
14.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

Put option

The Put Option the Group offered to QUALCOMM as set out in Note 13 was recorded as a liability at fair value. The Group measured the fair value for the Put Option with the assistance of an independent valuation firm.

The Put Option was classified as a Level 3 liability because the Group used unobservable inputs to value it, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2012
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,680	$1,680

Total liability at fair value	—	—	$1,680	$1,680

	December 31, 2013
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Liability:
Put Option	—	—	$1,830	$1,830

Total liability at fair value	—	—	$1,830	$1,830

The Group had no asset classified financial instruments measured at fair value as of December 31, 2012 and 2013.

The following table summarizes the movement of the balances of the Group’s financial asset and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3) during years ended December 31, 2012 and 2013:

Liabilities:
Balance at January 1, 2012	$1,530
Change in fair value of the Put Option	150

Balance at December 31, 2012	$1,680
Change in fair value of the Put Option	150

Balance at December 31, 2013	$1,830

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group measured certain long-lived assets at their fair value on a nonrecurring basis as results of the impairment loss of $3,833 and $3,625 recognized during 2012 and 2013 respectively, as set out in Note 8. The fair value was determined using models with significant unobservable inputs which were classified as Level 3 inputs, primarily the discounted future cash flow.

The Group measured the fair value of goodwill using the income approach valuation methodology, based on which to recognize the impairment loss of $1,242 for the Brand name phone sales reporting unit in 2013 as set out in Note 9. The goodwill is considered as Level 3 assets because the Group used unobservable inputs, such as seven-year earnings forecast and weighted average cost of capital (“WACC”) and discount rate to determine the fair value of the goodwill. The WACC used in the fair value measurement for the Brand name phone sales reporting unit was 25%.